RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ 95,791,218	$ 125,120,427
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	83,929,078	80,780,371
Impairment loss in investment in operating limited partnerships	(226,099,776)	(232,429,918)
Historic tax credits - cumulative	978,267	978,267
Less share of loss	(1,326,821)	(1,482,646)
Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	4,381,396
Other	57,077,708	49,141,153
Investments in operating limited partnerships - as reported	13,605,938	26,489,050
Series Twenty [Member]
Investments in operating limited partnerships - tax return	(2,702,097)	(2,819,217)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,747,749	2,885,315
Impairment loss in investment in operating limited partnerships	(1,648,785)	(1,648,785)
Historic tax credits - cumulative	570,617	570,617
Less share of loss	(86,256)	(86,256)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,118,772	1,098,326
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments in operating limited partnerships - tax return	(1,709,448)	(2,420,607)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,799,954	2,808,604
Impairment loss in investment in operating limited partnerships	(118,301)	(197,154)
Historic tax credits - cumulative	0	0
Less share of loss	(219,339)	(236,024)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(752,866)	45,181
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments in operating limited partnerships - tax return	(2,855,486)	(2,782,080)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,729,559	4,966,027
Impairment loss in investment in operating limited partnerships	(1,725,087)	(3,958,929)
Historic tax credits - cumulative	223,537	223,537
Less share of loss	(25,824)	(90,435)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,653,301	1,641,880
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments in operating limited partnerships - tax return	1,047,798	1,537,309
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,074,441	2,695,647
Impairment loss in investment in operating limited partnerships	(6,344,121)	(7,715,907)
Historic tax credits - cumulative	0	0
Less share of loss	(54,934)	(49,191)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,276,816	3,532,142
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments in operating limited partnerships - tax return	(1,087,314)	(306,238)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,181,496	3,600,661
Impairment loss in investment in operating limited partnerships	(2,395,773)	(3,630,235)
Historic tax credits - cumulative	0	0
Less share of loss	(37,933)	(81,405)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	339,524	417,217
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments in operating limited partnerships - tax return	1,546,192	2,852,474
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	476,326	604,305
Impairment loss in investment in operating limited partnerships	(3,403,453)	(5,280,243)
Historic tax credits - cumulative	0	0
Less share of loss	(31,239)	(50,739)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,412,174	1,874,203
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments in operating limited partnerships - tax return	(3,672,336)	1,272,176
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,192,769	6,132,941
Impairment loss in investment in operating limited partnerships	(5,322,693)	(11,211,839)
Historic tax credits - cumulative	0	0
Less share of loss	(114,788)	(120,610)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,917,048	3,927,332
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments in operating limited partnerships - tax return	(458,437)	574,567
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,149,024	2,165,786
Impairment loss in investment in operating limited partnerships	(6,453,941)	(6,900,647)
Historic tax credits - cumulative	0	0
Less share of loss	(266,164)	(266,164)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	5,029,518	4,426,458
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments in operating limited partnerships - tax return	9,982,115	11,764,927
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,317,018	2,807,444
Impairment loss in investment in operating limited partnerships	(16,711,233)	(16,993,020)
Historic tax credits - cumulative	0	0
Less share of loss	(99,756)	(111,234)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,511,856	2,531,883
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments in operating limited partnerships - tax return	878,137	2,638,400
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,193,417	5,819,395
Impairment loss in investment in operating limited partnerships	(10,932,738)	(10,929,833)
Historic tax credits - cumulative	0	0
Less share of loss	(265,241)	(265,241)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,126,425	2,737,279
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments in operating limited partnerships - tax return	1,798,113	2,104,357
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,714,894	4,313,907
Impairment loss in investment in operating limited partnerships	(6,609,159)	(6,597,720)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,096,152	179,456
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments in operating limited partnerships - tax return	2,105,367	4,227,006
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,706,614	5,956,178
Impairment loss in investment in operating limited partnerships	(14,021,758)	(15,609,298)
Historic tax credits - cumulative	0	0
Less share of loss	(125,347)	(125,347)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,335,124	5,551,461
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments in operating limited partnerships - tax return	7,183,259	8,294,977
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,680,810	4,297,514
Impairment loss in investment in operating limited partnerships	(14,759,194)	(14,759,194)
Historic tax credits - cumulative	184,113	184,113
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,711,012	1,982,590
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments in operating limited partnerships - tax return	5,219,230	5,930,551
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,093,741	1,478,719
Impairment loss in investment in operating limited partnerships	(9,101,023)	(9,065,379)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,788,052	1,656,109
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments in operating limited partnerships - tax return	4,847,738	5,145,089
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,593,961	7,533,477
Impairment loss in investment in operating limited partnerships	(11,601,216)	(11,558,475)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,159,517	(1,120,091)
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments in operating limited partnerships - tax return	5,042,852	6,551,050
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,825,313	2,177,825
Impairment loss in investment in operating limited partnerships	(11,273,719)	(12,350,565)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,405,554	3,621,690
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments in operating limited partnerships - tax return	667,274	1,644,245
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,170,643	3,663,065
Impairment loss in investment in operating limited partnerships	(7,216,579)	(7,658,323)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	5,378,662	2,351,013
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments in operating limited partnerships - tax return	2,510,968	3,931,205
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,018,176	3,463,441
Impairment loss in investment in operating limited partnerships	(8,855,671)	(8,613,319)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,326,527	1,218,673
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments in operating limited partnerships - tax return	6,780,035	7,529,386
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,181,015	2,734,822
Impairment loss in investment in operating limited partnerships	(10,498,790)	(10,442,358)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Other	537,740	(1,982,515)
Investments in operating limited partnerships - as reported	0	30,033
Series Thirty Nine [Member]
Investments in operating limited partnerships - tax return	5,291,296	6,127,209
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,282,894	2,674,914
Impairment loss in investment in operating limited partnerships	(7,420,197)	(7,386,007)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	2,190,698
Other	(1,153,993)	(3,478,862)
Investments in operating limited partnerships - as reported	0	127,952
Series Forty [Member]
Investments in operating limited partnerships - tax return	8,209,133	8,740,575
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	639,318	219,933
Impairment loss in investment in operating limited partnerships	(10,596,325)	(10,436,808)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,747,874	1,783,620
Investments in operating limited partnerships - as reported	0	307,320
Series Forty One [Member]
Investments in operating limited partnerships - tax return	1,583,326	2,328,355
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,480,788	1,415,040
Impairment loss in investment in operating limited partnerships	(6,968,657)	(6,398,746)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,904,543	3,547,949
Investments in operating limited partnerships - as reported	0	892,598
Series Forty Two [Member]
Investments in operating limited partnerships - tax return	6,214,105	7,365,274
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,497,482	1,218,759
Impairment loss in investment in operating limited partnerships	(10,059,798)	(8,918,705)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,458,129	2,010,900
Investments in operating limited partnerships - as reported	109,918	1,676,228
Series Forty Three [Member]
Investments in operating limited partnerships - tax return	8,778,167	9,767,002
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,834,207	2,039,866
Impairment loss in investment in operating limited partnerships	(11,853,725)	(9,563,330)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,709,259	1,778,404
Investments in operating limited partnerships - as reported	1,467,908	4,021,942
Series Forty Four [Member]
Investments in operating limited partnerships - tax return	3,800,040	5,819,206
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,568,883	2,851,078
Impairment loss in investment in operating limited partnerships	(8,041,733)	(7,156,290)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	0
Other	(4,504,236)	851,874
Investments in operating limited partnerships - as reported	1,079,218	2,365,868
Series Forty Five [Member]
Investments in operating limited partnerships - tax return	13,291,628	14,615,954
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	778,586	255,708
Impairment loss in investment in operating limited partnerships	(12,456,025)	(9,980,277)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,339,358	3,337,422
Investments in operating limited partnerships - as reported	4,953,547	8,228,807
Series Forty Six [Member]
Investments in operating limited partnerships - tax return	11,499,563	12,687,275
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	(9,710,082)	(7,468,532)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,205,866	3,619,559
Investments in operating limited partnerships - as reported	$ 5,995,347	$ 8,838,302